UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

FORM 13F
FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Carlton, Hoffferkamp & Jenks Wealth Management, LLC
Address: 10200 Grogan's Mill Road, Suite 340,
The Woodlands, TX 77382
13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Signing of Person Duly Authorized to Submit this Report:

Name:    James C. Carlton
Title:   Managing Director
Phone:   281-298-2700
Signature, Place, and Date of Signing:

    James C. Carlton   The Woodlands, TX   October 24, 2012

Report Type (Check only one.);

[X]        13F HOLDINGS REPORT.

[ ]        13F NOTICE.

[ ]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:  None

Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  52

Form 13F Information Table Value Total:  50,728



List of Other Included Managers:

No.  13F File Number    Name

NAME OF ISSUER            TITLE OF CLASS        CUSIP         VALUE (X$1000)  SHARES/PRSH/PINVSTMT OTHER MANAGSOLE SHARED  NONE
EXXON MOBIL CORPORATION   COM                   30231G102               11,474   125468SH  SOLE                              125468
PROSHARES SHORT S&P 500   COM                   74347R503                2,913    85500SH  SOLE                               85500
ISHARES TR BARCLAYS BONDBACOM                   464287457                2,517    29789SH  SOLE                               29789
SCH ST US TRSR ETF        COM                   808524862                2,418    47858SH  SOLE                               47858
BRISTOL-MYERS SQUIBB CO   COM                   110122108                2,045    60611SH  SOLE                               60611
SCHLUMBERGER LTD       F  COM                   806857108                1,890    26138SH  SOLE                               26138
PROCTER & GAMBLE          COM                   742718109                1,512    21805SH  SOLE                               21805
PEPSICO INCORPORATED      COM                   713448108                1,405    19856SH  SOLE                               19856
DU PONT E I DE NEMOUR&CO  COM                   263534109                1,393    27711SH  SOLE                               27711
CONOCOPHILLIPS            COM                   20825C104                1,315    23012SH  SOLE                               23012
GENERAL ELECTRIC COMPANY  COM                   369604103                1,264    55697SH  SOLE                               55697
CLOROX COMPANY            COM                   189054109                1,232    17111SH  SOLE                               17111
MC DONALDS CORP           COM                   580135101                1,140    12435SH  SOLE                               12435
FREEPORT MCMORAN COPPER   COM                   35671D857                1,136    28723SH  SOLE                               28723
JOHNSON & JOHNSON         COM                   478160104                1,135    16482SH  SOLE                               16482
APPLE INC                 COM                   37833100                 1,086     1629SH  SOLE                                1629
VERIZON COMMUNICATIONS    COM                   92343V104                  960    21069SH  SOLE                               21069
FLUOR CORPORATION NEW     COM                   343412102                  945    16802SH  SOLE                               16802
SCHW US BRD MKT ETF       COM                   808524102                  912    26420SH  SOLE                               26420
INTEL CORP                COM                   458140100                  836    36905SH  SOLE                               36905
EMERSON ELECTRIC CO       COM                   291011104                  695    14403SH  SOLE                               14403
MICROSOFT CORP            COM                   594918104                  665    22358SH  SOLE                               22358
ISHARES GOLD TRUST        COM                   464285105                  634    36762SH  SOLE                               36762
SPDR BARCLAYS CAPITAL   HICOM                   78464A417                  614    15285SH  SOLE                               15285
FORD MOTOR COMPANY NEW    COM                   345370860                  567    57600SH  SOLE                               57600
DOW CHEMICAL COMPANY      COM                   260543103                  526    18200SH  SOLE                               18200
ISHARES TR BARCLAYS BONDBACOM                   464288646                  477     4517SH  SOLE                                4517
BLKROCK CR ALLO INCOME  TRCOM                   92508100                   477    33650SH  SOLE                               33650
A T & T INC NEW           COM                   00206R102                  475    12606SH  SOLE                               12606
KINDER MORGAN INC         COM                   49456B101                  433    12203SH  SOLE                               12203
ALTRIA GROUP INC          COM                   02209S103                  404    12113SH  SOLE                               12113
DISNEY WALT CO            COM                   254687106                  389     7452SH  SOLE                                7452
CHEVRON CORPORATION       COM                   166764100                  385     3311SH  SOLE                                3311
COCA COLA COMPANY         COM                   191216100                  350     9251SH  SOLE                                9251
MOSAIC CO NEW             COM                   61945A107                  320     5562SH  SOLE                                5562
QUALCOMM INC              COM                   747525103                  305     4885SH  SOLE                                4885
PIEDMONT OFFICE RLTY TR CLCOM                   720190206                  299    17275SH  SOLE                               17275
BECTON DICKINSON & CO     COM                   75887109                   292     3723SH  SOLE                                3723
LOWES COMPANIES INC       COM                   548661107                  272     9026SH  SOLE                                9026
ENTERPRISE PRD PRTNRS LP  COM                   293792107                  268     5000SH  SOLE                                5000
HEINZ H J CO              COM                   423074103                  265     4750SH  SOLE                                4750
MERCK & CO INC NEW        COM                   58933Y105                  265     5885SH  SOLE                                5885
NUCOR CORP                COM                   670346105                  258     6750SH  SOLE                                6750
HONEYWELL INTERNATIONAL   COM                   438516106                  246     4125SH  SOLE                                4125
3M COMPANY                COM                   88579Y101                  244     2645SH  SOLE                                2645
E M C CORP MASS           COM                   268648102                  238     8750SH  SOLE                                8750
PFIZER INCORPORATED       COM                   717081103                  235     9481SH  SOLE                                9481
PRUDENTIAL FINANCIAL INC  COM                   744320102                  220     4048SH  SOLE                                4048
THE SOUTHERN COMPANY      COM                   842587107                  218     4744SH  SOLE                                4744
ALLEGIANCE BANCSHARES   **COM                   01748H107     N/A                 65843SH  SOLE                               65843
BLUESTAR HEALTH INC  XXXRECOM                   09624G101     N/A                 30000SH  SOLE                               30000
WEATHERFORD INTL LTD   F  COM                   H27013103                  164    13000SH  SOLE                               13000